Other income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income
Other income	$ 174,713	$ 68,929	$ 353,589
Waiver of creditor balances (Note 17)	86,911	18,765,248
Other income	$ 261,624	$ 18,834,177	$ 353,589